UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08707

Name of Fund: BlackRock MuniHoldings Insured Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock MuniHoldings Insured Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.6%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$2,330	$2,470,919
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	2,170	1,844,847

		4,315,766

Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM), 5.25%, 10/01/28	715	739,053
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	185	186,826

		925,879

Arkansas — 3.7%
Arkansas Development Finance Authority, Refunding RB, Mortgage Loan, Series C (NPFGC), 5.35%, 12/01/35	6,220	6,268,329

California — 15.0%
California State Public Works Board, RB, Department of General Services, Capital East End Complex, Series A (AMBAC), 5.00%, 12/01/27	2,000	1,852,800
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,407,654
City of Vista California, COP, Refunding, Community Projects (NPFGC), 5.00%, 5/01/37	3,600	3,285,540
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	2,100	2,181,606
East Side Union High School District- Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/27	1,800	1,815,534

Municipal Bonds	Par (000)	Value

California (concluded)
Modesto Schools Infrastructure Financing Agency, Special Tax Bonds (AMBAC), 5.50%, 9/01/36	$2,565	$2,292,648
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	1,825	1,862,631
San Pablo Joint Powers Financing Authority California, Tax Allocation Bonds, Refunding, CAB (NPFGC), 5.66%, 12/01/24 (a)	2,635	1,051,312
San Pablo Joint Powers Financing Authority California, Tax Allocation Bonds, Refunding, CAB (NPFGC), 5.66%, 12/01/25 (a)	2,355	877,638
San Pablo Joint Powers Financing Authority California, Tax Allocation Bonds, Refunding, CAB (NPFGC), 5.66%, 12/01/26 (a)	2,355	808,613
Santa Ana Unified School District, GO (NPFGC), 5.00%, 8/01/32	4,265	4,272,933
West Contra Costa Unified School District California, GO, Election of 2000, Series C (NPFGC), 5.00%, 8/01/21	3,480	3,539,752

		25,248,661

Colorado — 1.2%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,900	2,096,156

District of Columbia — 0.2%
District of Columbia, RB, Deed Tax, Housing Production Trust Fund, Series A (NPFGC), 5.00%, 6/01/32	400	399,440

Florida — 13.4%
City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	2,000	2,023,960

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIHOLDINGS INSURED FUND, INC.	JANUARY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida, RB, CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (a)	$2,225	$325,940
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	3,900	3,939,858
County of Pasco Florida, RB, Half-Cent (AMBAC), 5.13%, 12/01/28	3,850	3,566,717
Jacksonville Health Facilities Authority, RB, Baptist Medical Center (AGM), 5.00%, 8/15/37	2,725	2,676,931
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	2,215	2,265,436
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,395	7,786,343

		22,585,185

Georgia — 5.2%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	3,495	3,613,061
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	2,075	2,082,470
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/34	2,940	3,048,692

		8,744,223

Illinois — 14.8%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	1,200	1,330,020
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	2,000	2,272,900
City of Chicago, Illinois, GO, Refunding, Projects, Series A (AGM), 5.00%, 1/01/28	1,405	1,474,449
City of Chicago, Illinois, GO, Refunding, Projects, Series A (AGM), 5.00%, 1/01/29	2,180	2,268,159
City of Chicago, Illinois, GO, Refunding, Projects, Series A (AGM), 5.00%, 1/01/30	870	898,145
City of Chicago Illinois, RB, Series A (AGM), 5.00%, 1/01/33	8,000	8,109,360
City of Chicago Illinois, Refunding RB, Second Lien (NPFGC), 5.50%, 1/01/30	1,310	1,439,179
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO (NPFGC), 5.75%, 12/01/19	45	46,611

Municipal Bonds	Par (000)	Value

Illinois (concluded)
State of Illinois, GO, First Series (NPFGC), 6.00%, 1/01/18	$4,500	$4,518,900
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	2,500	2,644,000

		25,001,723

Indiana — 4.4%
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	6,000	5,822,880
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	1,430	1,534,075

		7,356,955

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,770	1,812,179

Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	650	697,957
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,000	1,073,400

		1,771,357

Louisiana — 1.4%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	2,055	2,304,477

Massachusetts — 3.7%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.00%, 7/01/35	3,375	3,379,792
Massachusetts HFA, RB, Rental Mortgage, Series C, AMT (AGM), 5.50%, 7/01/32	2,440	2,455,787
Massachusetts HFA, Refunding RB, Housing Development, Series A, AMT (NPFGC), 5.15%, 6/01/11	315	316,887

		6,152,466

Michigan — 15.0%
City of Detroit Michigan, RB, Second Lien, Series B (NPFGC), 5.50%, 7/01/29	2,410	2,378,574
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	1,000	1,186,800
City of Detroit Michigan, Refunding RB, Second Lien, Series C (BHAC), 5.75%, 7/01/27	1,580	1,709,070

2	BLACKROCK MUNIHOLDINGS INSURED FUND, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (concluded)
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	$3,240	$3,455,655
City of Detroit Michigan, Refunding RB, Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	4,810	5,531,452
City of Detroit Michigan, Refunding RB, Senior Lien, Series C-2 (BHAC), 5.25%, 7/01/29	1,910	1,979,600
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.25%, 10/15/24	875	930,641
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.25%, 10/15/25	455	480,548
Michigan Strategic Fund, Refunding RB, Detroit Edison Co., Pollution, Series B, AMT (Syncora), 5.65%, 9/01/29	1,500	1,494,630
Michigan Strategic Fund, Refunding RB, Detroit Edison Co., Pollution, Series C, AMT (Syncora), 5.65%, 9/01/29	2,050	2,042,661
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	2,000	1,910,340
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,910	2,214,492

		25,314,463

Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,325	1,471,876

Missouri — 5.4%
Cape Girardeau School District, GO, Missouri Direct Deposit Program (FGIC), 5.50%, 3/01/18	2,000	2,008,120
Mehlville School District No. R-9 Missouri, COP, Series A (AGM), 5.50%, 3/01/11 (b)	5,510	5,817,568
Mehlville School District No. R-9 Missouri, COP, Series A (AGM), 5.50%, 3/01/14	360	377,208
Mehlville School District No. R-9 Missouri, COP, Series A (AGM), 5.50%, 3/01/15	405	424,359
Mehlville School District No. R-9 Missouri, COP, Series A (AGM), 5.50%, 3/01/16	215	225,277
Mehlville School District No. R-9 Missouri, COP, Series A (AGM), 5.50%, 3/01/17	280	293,384

		9,145,916

Municipal Bonds	Par (000)	Value

Nevada — 3.7%
County of Clark Nevada, RB, Jet Aviation Fuel Tax, Series C, AMT (AMBAC), 5.38%, 7/01/20	$1,000	$965,160
County of Clark, Nevada, RB, Las Vegas- McCarran International Airport, Series A (AGC), 5.25%, 7/01/39 (c)	3,510	3,494,205
County of Clark Nevada, RB, Las Vegas- McCarran, Series A-1, AMT (AGM), 5.00%, 7/01/23	1,750	1,763,423

		6,222,788

New Jersey — 7.7%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	6,797,284
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	2,100	2,190,867
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	3,500	3,899,175

		12,887,326

New York — 6.1%
City of New York New York, GO, Series E (AGM), 5.00%, 11/01/17	4,000	4,371,960
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,459,920
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	4,095	4,513,263

		10,345,143

Oregon — 1.5%
City of Portland Oregon, Tax Allocation Bonds, Oregon Convention Center, Series A (AMBAC), 5.75%, 6/15/15	1,400	1,435,560
Medford Hospital Facilities Authority, RB, Asante Health System, Series A (AGC), 5.00%, 8/01/40 (c)	1,055	1,027,602

		2,463,162

Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	2,115	2,250,572

Texas — 17.8%
City of Dallas Texas, Refunding RB (AGC), 5.25%, 8/15/38	1,250	1,271,563
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	4,000	4,516,200
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, B, 7.25%, 12/01/35	600	672,216

BLACKROCK MUNIHOLDINGS INSURED FUND, INC.	JANUARY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	$2,610	$2,719,646
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	775	822,647
North Texas Tollway Authority, Refunding RB, System, First Tier (NPFGC), 5.75%, 1/01/40	6,710	6,846,414
North Texas Tollway Authority, Refunding RB, System, First Tier, Series A (NPFGC), 5.63%, 1/01/33	6,585	6,730,199
North Texas Tollway Authority, Refunding RB, System, First Tier, Series B (NPFGC), 5.75%, 1/01/40	6,275	6,402,571

		29,981,456

Utah — 1.5%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,485	2,481,024

Virginia — 1.0%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,500	1,719,045

Washington — 2.5%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	2,310	2,248,993
Snohomish County Public Utility District No. 1 Washington, RB (AGM), 5.50%, 12/01/22	1,810	1,947,433

		4,196,426

Total Municipal Bonds – 132.7%		223,461,993

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

California — 2.7%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	1,258	1,298,451
Sequoia Union High School District, California, GO, Election Series B (AGM), 5.50%, 7/01/35	3,149	3,250,581

		4,549,032

Colorado — 3.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C 3 (AGM), 5.10%, 10/01/41	5,610	5,531,516

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	$1,040	$1,161,372

Florida — 8.8%
City of St Petersburg. Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	4,302	4,228,418
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	7,500	8,259,000
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	2,145	2,320,096

		14,807,514

Georgia — 2.5%
City of Augusta, Georgia, RB (AGM), 5.25%, 10/01/34	4,000	4,157,320

Illinois — 1.5%
City of Chicago, Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	2,509	2,629,199

Kentucky — 0.9%
Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,517,648

Massachusetts — 5.0%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	8,008	8,398,952

Nevada — 5.7%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	5,000	5,542,900
Clark County Water Reclamation District, GO, Series B, 5.50%, 7/01/29	3,749	4,091,266

		9,634,166

New Jersey — 1.5%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,401	2,461,970

Virginia — 0.9%
Virginia Housing Development Authority, RB, Series H, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	1,500	1,514,025

4	BLACKROCK MUNIHOLDINGS INSURED FUND, INC.	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock MuniHoldings Insured Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Washington — 2.5%
City of Bellevue Washington, GO, Refunding (NPFGC), 5.50%, 12/01/39	$4,002	$4,264,638

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 36.0%		60,627,352

Total Long-Term Investments (Cost – $277,555,465) – 168.7%		284,089,345

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.16% (e)(f)	5,504,925	5,504,925

Total Short-Term Securities (Cost – $5,504,925) – 3.3%		5,504,925

Total Investments (Cost – $283,060,390*) – 172.0%		289,594,270
Liabilities in Excess of Other Assets – (1.1)%		(1,886,398)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (19.2)%		(32,348,702)
Preferred Shares, at Redemption Value – (51.7)%		(87,006,334)

Net Assets Applicable to Common Shares – 100.0%		$168,352,836

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$254,112,980

Gross unrealized appreciation	10,025,098
Gross unrealized depreciation	(6,869,222)

Net unrealized appreciation	$3,155,876

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Citigroup, Inc.	$3,494,205	$(15,795)
Merrill Lynch & Co.	$1,027,602	—

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(9,821,778)	$25,084

(f)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$5,504,925
Level 2 - Long-Term Investments[1]	284,089,345
Level 3	—

Total	$289,594,270

[1]See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIHOLDINGS INSURED FUND, INC.	JANUARY 31, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund, Inc.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Insured Fund, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Fund, Inc.

Date: March 19, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Fund, Inc.

Date: March 19, 2010